Financial Instruments, Risk Management and Capital Management - Summary of Maturity Profile of the Groups Financial Liabilities Based on Contractual Undiscounted Payments (Detail) - RUB (₽)
₽ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Profile Of The Groups Financial Liabilities Based On Contractual Undiscounted Payments [Line Items]
Trade and other payables	₽ 89,994	₽ 42,623
Borrowings	74,644	10,796
Lease liabilities	57,701	20,110
Total financial liabilities	222,339	73,529
On demand [Member]
Disclosure Of Maturity Profile Of The Groups Financial Liabilities Based On Contractual Undiscounted Payments [Line Items]
Trade and other payables	0	0
Borrowings	0	0
Lease liabilities	0	0
Total financial liabilities	0	0
Within 1 year [Member]
Disclosure Of Maturity Profile Of The Groups Financial Liabilities Based On Contractual Undiscounted Payments [Line Items]
Trade and other payables	89,322	42,545
Borrowings	12,328	7,582
Lease liabilities	11,794	4,763
Total financial liabilities	113,444	54,890
1 to 3 years [Member]
Disclosure Of Maturity Profile Of The Groups Financial Liabilities Based On Contractual Undiscounted Payments [Line Items]
Trade and other payables	328	78
Borrowings	3,217	1,121
Lease liabilities	20,500	7,637
Total financial liabilities	24,045	8,836
3 to 5 years [Member]
Disclosure Of Maturity Profile Of The Groups Financial Liabilities Based On Contractual Undiscounted Payments [Line Items]
Trade and other payables	122	0
Borrowings	57,881	572
Lease liabilities	12,900	4,845
Total financial liabilities	70,903	5,417
> 5 years [Member]
Disclosure Of Maturity Profile Of The Groups Financial Liabilities Based On Contractual Undiscounted Payments [Line Items]
Trade and other payables	222	0
Borrowings	1,218	1,521
Lease liabilities	12,507	2,865
Total financial liabilities	₽ 13,947	₽ 4,386